Long-term financial investments - Narrative (Details) € in Thousands, £ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended								23 Months Ended	49 Months Ended	53 Months Ended
	Jun. 30, 2022 USD ($)	May 31, 2024 shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Aug. 31, 2021 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Sep. 30, 2022 EUR (€)
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ 1,743			$ (14,788)
Net fair value investment								0			8,238							$ 0
Forsee Power
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (559)			(12,699)
Proportion of ownership interest in joint venture (in percent)						9.80%		4.50%	4.50%	4.50%
Forsee Power | Subsequent Contribution
Disclosure of joint ventures [line items]
Net fair value investment								$ 1,711			2,270							1,711
Wisdom Motor
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (1,900)			(2,200)
Proportion of ownership interest in joint venture (in percent)	7.20%			7.20%				6.70%	6.70%	6.70%
Net fair value investment	$ 10,000			$ 10,000
Contributions														$ 1,000
Wisdom Motor | Subsequent Contribution
Disclosure of joint ventures [line items]
Net fair value investment								$ 0			1,900							0
Quantron AG
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								0			(4,401)
Proportion of ownership interest in joint venture (in percent)		3.00%	1.90%											3.00%	3.00%
Net fair value investment			$ 5,183																€ 5,000
Contributions														$ 3,304	£ 3,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares		1,000												793	793
Quantron AG | Subsequent Contribution
Disclosure of joint ventures [line items]
Net fair value investment								$ 0			0							0
HyCap Fund
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								10.40%	10.40%	10.40%
Contributions							£ 20,296			£ 20,296								26,444
HyCap Fund | Initial Contribution
Disclosure of joint ventures [line items]
Contributions								$ 6,130		£ 4,541	6,102		£ 4,768
HyCap Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Net fair value investment								32,077			23,987							32,077
Contributions								$ 1,960			5,084
CleanH2 Fund
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								1.50%	1.50%	1.50%
Contributions					$ 12,935				€ 11,790								€ 11,790
CleanH2 Fund | Initial Contribution
Disclosure of joint ventures [line items]
Contributions								$ 2,460	€ 2,127		5,328	€ 4,962
CleanH2 Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Net fair value investment								13,968			9,043							13,968
Hydrogen Funds
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								2,465			(360)
Templewater
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (223)			(212)
Proportion of ownership interest in joint venture (in percent)								1.80%	1.80%	1.80%
Net fair value investment								$ 250			315							250
Contributions | €																€ 685
Commitments in relation to joint ventures								1,000										$ 1,000
Templewater | Initial Contribution
Disclosure of joint ventures [line items]
Contributions								$ 158			$ 527